Consolidated Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Consolidated Quarterly Financial Information [Abstract]
Consolidated Quarterly Financial Information
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note Q - Consolidated Quarterly Financial Information (unaudited)

                                                                                                                                                                              Quarters Ended

2011	Mar. 31	Jun. 30	Sept. 30	Dec. 31

Total interest income	$12,025	$10,817	$10,693	$10,505
Total interest expense	2,822	2,663	2,509	2,175
Net interest income	9,203	8,154	8,184	8,330
Provision for loan losses(1)	2,944	759	1,152	41
Noninterest income	3,659	1,687	1,058	818
Noninterest expense	7,098	6,981	7,001	7,219
Net income	2,033	1,555	886	1,361

Earnings per share	$0.51	$0.39	$0.22	$0.34

2010

Total interest income	$12,228	$11,599	$11,438	$11,249
Total interest expense	3,619	3,421	3,328	3,179
Net interest income	8,609	8,178	8,110	8,070
Provision for loan losses(2)	921	721	2,225	2,004
Noninterest income	1,865	1,524	1,382	1,383
Noninterest expense	6,881	6,976	6,863	5,923
Net income	1,906	1,471	421	1,298

Earnings per share	$0.48	$0.37	$0.10	$0.33

2009

Total interest income	$12,611	$11,710	$11,733	$11,569
Total interest expense	4,331	4,407	4,285	3,909
Net interest income	8,280	7,303	7,448	7,660
Provision for loan losses	848	296	957	1,111
Noninterest income	2,021	1,818	2,137	1,622
Noninterest expense	6,556	6,915	6,528	6,161
Net income	2,051	1,396	1,700	1,498

Earnings per share	$0.51	$0.35	$0.43	$0.38

(1) During the first quarter of 2011, the Company began taking partial charge-offs more quickly on collateral dependent impaired loans as a result of management's evaluation of the trends in the real estate market, the status of long-term, collateral dependent impaired loans and the current regulatory environment. The increases in partial charge-offs contributed to a higher historical loan loss factor, which required additional general allocations within the allowance for loan losses.

(2) During the third and fourth quarters of 2010, the Bank experienced an increase in its provision expense as a result of continued credit quality issues with three commercial relationships that resulted in additional impairment charges and partial charge-offs.